Expense Example - VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO - VIPGovernmentMoneyMarketPortfolio-InitialServiceService2PRO - VIP Government Money Market Portfolio	Apr. 29, 2024 USD ($)
VIP Government Money Market Portfolio - Initial Class
Expense Example:
1 year	$ 28
3 years	87
5 years	152
10 years	343
VIP Government Money Market Portfolio - Service Class
Expense Example:
1 year	38
3 years	119
5 years	208
10 years	468
VIP Government Money Market Portfolio - Service Class 2
Expense Example:
1 year	53
3 years	167
5 years	291
10 years	$ 653